CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Accounts receivable, allowance	¥ 5,926	$ 835	¥ 5,407
Operating lease right-of-use assets	3,648	514	12,782
Accounts payable	22,139	3,118	24,206
Deferred revenue and customer advances	318,587	44,872	379,063
Amounts due to related parties	4,428	624	6,944
Accrued expenses and other current liabilities	143,677	20,236	144,717
Current operating lease liabilities	1,927	271	6,123
Noncurrent operating lease liabilities	1,933	$ 272	2,894
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Related Party
Operating lease right-of-use assets | ¥	0		8,621
Amounts due to related parties	4,428	$ 624	6,944
Current operating lease liabilities | ¥	0		4,616
VIE
Accounts receivable, allowance	5,926	835	5,407
Operating lease right-of-use assets	3,648	514	9,777
Accounts payable	21,702	3,057	23,781
Deferred revenue and customer advances	317,270	44,687	379,063
Accrued expenses and other current liabilities	106,256	14,966	105,897
Current operating lease liabilities	1,927	271	4,626
Noncurrent operating lease liabilities	1,933	272	2,894
VIE | Related Party
Amounts due to related parties	8,989	1,266	16,309
VIEs excluding Group companies | Related Party
Amounts due to related parties	¥ 4,046	$ 570	¥ 4,820
Class A ordinary shares
Ordinary shares, shares authorized (in shares)	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued (in shares)	125,122,382	125,122,382	125,122,382
Ordinary shares, shares outstanding (in shares)	119,704,787	119,704,787	121,722,467
Class B ordinary shares
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued (in shares)	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding (in shares)	144,000,000	144,000,000	144,000,000
Undesignated
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued (in shares)	0	0	0
Ordinary shares, shares outstanding (in shares)	0	0	0